Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Lease Commitments
Rental expense	$ 869	$ 847	$ 823
Minimum future rental payments under operating leases
2015	869
2016	869
2017	869
2018	869
2019	869
Thereafter	9,679
Total minimum future payments	14,024
R&D expenditures
Commitments
Other commitments	960
Capital expenditures
Commitments
Other commitments	$ 5,528